TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of Components of Income Tax Expense (Benefit)

The components of the income tax expenses for the years ended December 31, 2020, 2019 and 2018 are as follows

	The Years ended December 31,
	2020	2019	2018
Current income tax provision	$—	$292,956	$11,567
Deferred income tax provision	—	—	—
Total	$—	$292,956	$11,567

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2020 , 2019 and 2018 and the Company’s effective income tax rates are as follows:

	The Years ended December 31,
	2020	2019	2018
Income (loss) before income taxes	$(780,600)	$1,239,491	$(50,357)
Statutory EIT rate	25%	25%	25%
Income tax expense (benefit) computed at statutory EIT rate	(195,150)	309,873	(12,589)
Reconciling items:
International tax rate differential	742	(16)	46
Non-deductible expenses	1,896	1,219	132,498
Valuation allowance change	192,512	(18,120)	(108,388)

Income tax expense	$—	$292,956	$11,567
Effective tax rate	—%	24%	(23)%

Schedule of Deferred tax assets

Significant components of deferred tax assets were as follows:

	The Years Ended December 31,
	2020	2019
Taxable loss	203,509	—
Impairment expenses	—	4,186
Deferred tax assets, gross	203,509	4,186
Less: Valuation allowance	(203,509)	(4,186)
Deferred tax assets, net	$—	$—